EXHIBIT 99.1
KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report
Hageman Capital, LLC (the “Company”)
Wells Fargo Securities, LLC
(together with the Company, the “Specified Parties”):
Re:  Hageman Capital 2025 Issuer Trust – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “Hageman 2025-1 Final Tape.xlsx” provided by the Company on June 3, 2025 (the “Data File”), containing information on 16 tax lien asset bonds (the “Assets”) and 16 related properties (the “Properties”) as of May 1, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Hageman Capital 2025 Issuer Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•
The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•
The term “Cashflow Tape” means the electronic data file entitled “8.0-1 (CURRENT) TIF Aggregate Cashflows (01.27.25).xlsx” provided by the Company, which we were instructed to use where applicable as a source document.

•	The term “Sources and Uses” means the electronic data file entitled “1.18.1-1 Property S&U.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•
The term “Portfolio Appraisal” means the electronic document file entitled “1.18-1 CB24US014609 Hageman Capital Portfolio_v2.pdf” provided by the Company, which we were instructed to use where applicable as a source document.

•
The term “Penn Electric Appraisal” means the electronic document file entitled “1.12.5-1 Appraisal (CBRE) - Penn Electric (03.06.23).pdf” provided by the Company, which we were instructed to use where applicable as a source document.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•
The term “Asset Files” means the electronic copies of source documents, which include the Cashflow Tape, Sources and Uses, Portfolio Appraisal and Penn Electric Appraisal, made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.

•	The term “Provided Information” means the Cut-off Date, Calculation Methodology, Instructions and Asset Files.
Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Asset Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Asset Files or the inability to agree the indicated information from the Data File to the Asset Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.
We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and
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reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Assets and Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Assets and Properties being securitized, (iii) the compliance of the originator of the Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Assets and Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
McLean, Virginia
June 3, 2025
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ATTACHMENT A
COMPARED ATTRIBUTES
Attribute	Source Document(s)
TLAB ID	Provided by Company
TLAB Name	Provided by Company
Developer Name	Cashflow Tape, except in respect of the TLAB Name equal to ‘McCord Square’, for which the Developer Name attribute was Provided by Company
Issuing Municipality	Cashflow Tape
Issuing State	Cashflow Tape
Tax Payer Agreement	Cashflow Tape
Property Type	Cashflow Tape
Property Street Address	Portfolio Appraisal; Penn Electric Appraisal
Property City	Portfolio Appraisal; Penn Electric Appraisal
Property State	Portfolio Appraisal; Penn Electric Appraisal
Property ZIP Code	Portfolio Appraisal; Penn Electric Appraisal
Original TLAB Purchase Price ($)	Trust Indenture Agreement
Original TLAB Commitment Balance ($)	Trust Indenture Agreement
Coupon Rate	Trust Indenture Agreement
Closing Date	Trust Indenture Agreement
First Payment Date	Trust Indenture Agreement
First Principal Payment Date	Trust Indenture Agreement
Maturity Date	Trust Indenture Agreement
Municipal Call Date	Trust Indenture Agreement
Capitalized Interest End Date	Trust Indenture Agreement
Construction Start Date	Cashflow Tape
Estimated Target Project Completion
Cashflow Tape, except in respect of the TLAB Name equal to ‘The Mill 2’, ‘Domino’, ‘Vista’ and ‘Ridgeview West Apartments’, for which the Estimated Target Project Completion attribute was Provided by Company

Deferred Funding Date	Trust Indenture Agreement; Financing and Loan Agreement
Defeasance Allowed	Trust Indenture Agreement; Financing and Loan Agreement
Amortization Method	Provided by Company
Payment Frequency	Trust Indenture Agreement
Mortgage Debt ($)	Trust Indenture Agreement; Sources and Uses
Subordinate Debt ($)	Trust Indenture Agreement; Sources and Uses
Property Cost ($)	Cashflow Tape
Property Appraised Value (As Stabilized) ($)	Portfolio Appraisal; Penn Electric Appraisal
Appraisal Stabilization Date	Portfolio Appraisal; Penn Electric Appraisal
Interest Appraised	Portfolio Appraisal, except in respect of the TLAB Name equal to ‘Penn Electric’, for which the Interest Appraised attribute was Provided by Company

A-1

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Stabilized Occupancy	Portfolio Appraisal; Penn Electric Appraisal
Appraisal Stabilized Revenues ($)	Portfolio Appraisal; Penn Electric Appraisal
Appraisal Stabilized Expenses ($)	Portfolio Appraisal; Penn Electric Appraisal
Expense Ratio	Portfolio Appraisal; Penn Electric Appraisal
Appraisal Stabilized NOI ($)	Portfolio Appraisal; Penn Electric Appraisal
Stabilized Management Fee	Portfolio Appraisal; Penn Electric Appraisal
Capitalization Rate	Portfolio Appraisal; Penn Electric Appraisal
Appraisal Company	Portfolio Appraisal; Penn Electric Appraisal
Appraisal FIRREA Compliance	Portfolio Appraisal; Penn Electric Appraisal
Number of Buildings	Portfolio Appraisal; Penn Electric Appraisal
Number of Stories	Portfolio Appraisal; Penn Electric Appraisal, except in respect of the TLAB Name equal to ‘Meridian 220’, for which the Number of Stories attribute was Provided by Company
Number of Units	Portfolio Appraisal; Penn Electric Appraisal
Gross Building Area (SF)	Portfolio Appraisal; Penn Electric Appraisal
Net Rentable Area (SF)	Portfolio Appraisal; Penn Electric Appraisal
Condition	Portfolio Appraisal; Penn Electric Appraisal
Owner	Trust Indenture Agreement
Originator	Trust Indenture Agreement
Annual Debt Service ($)	Trust Indenture Agreement; Cashflow Tape
Sponsor TLAB Guaranty Type	Trust Indenture Agreement; Note; Guaranty
Sponsor TLAB Guaranty %	Trust Indenture Agreement; Note; Guaranty
Sponsor Mortgage Guaranty Type	Trust Indenture Agreement; Note; Guaranty
Sponsor Mortgage Guaranty %	Trust Indenture Agreement; Note; Guaranty
A-2

ATTACHMENT B
RECOMPUTED ATTRIBUTES
Attribute	Calculation Methodology
Cut-off Date TLAB Commitment Balance ($)
Recompute using the Original TLAB Commitment Balance ($) and First Principal Payment Date. Assume all scheduled payments of principal as per payment schedule under Trust Indenture Agreement are made and there are no prepayments or other unscheduled collections.

% Cut-off Date TLAB Commitment Balance	Respective Cut-off Date TLAB Commitment Balance ($) divided by sum of pool Cut-off Date TLAB Commitment Balance ($).
Construction Status	Equal to “Complete” if Estimated Target Project Completion equals “Complete”. Otherwise, equal to “In-Construction”.
Number of Days of Construction	Equal to “Complete” if Construction Status equals “Complete”. Otherwise, difference between Estimated Target Project Completion and Construction Start Date.
Days Until Completed	Equal to “Complete” if Construction Status equals “Complete”. Otherwise, difference between Estimated Target Project Completion and Cut-off Date.
Construction Completion %	Equal to “100.0%” if Construction Status equals “Complete”. Otherwise, Number of Days of Construction minus Days Until Completed, divided by Number of Days of Construction.
Remaining Project Time (Years)	Equal to “-” if Construction Status equals “Complete”. Otherwise, the number of years between Cut-off Date and Estimated Target Project Completion using a 360-day year.
Original Term (Years)	Sum of the number of years from and including the First Payment Date to Maturity Date using a 360-day year and 0.5.
Original Call Term (Years)	Sum of the number of years from and including the First Payment Date to Municipal Call Date using a 360-day year and 0.5.
Original Interest Only Period (Years)	Number of years from and including the First Payment Date to First Principal Payment Date using a 360-day year.
Original Amortization Term (Years)	Sum of the number of years from and including the First Principal Payment Date to Maturity Date using a 360-day year and 0.5.
Seasoning (Years)	Sum of the number of years from and including the First Payment Date to Cut-off Date using a 360-day year and 0.5.
Remaining Term (Years)	Original Term (Years) minus Seasoning (Years).
Remaining Call Term (Years)	Original Call Term (Years) minus Seasoning (Years).

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Remaining Interest Only Period (Years)	Original Interest Only Period (Years) minus Seasoning (Years).
Remaining Amortization Period (Years)	Original Amortization Term (Years) minus the maximum of the difference between Seasoning (Years) and Original Interest Only Period (Years), and 0.
Cut-off Date TLAB Commitment Balance / Unit ($)	Cut-off Date TLAB Commitment Balance ($) divided by Number of Units.
Cut-off Date TLAB Commitment Balance / Net Rentable Area ($)	Cut-off Date TLAB Commitment Balance ($) divided by Net Rentable Area (SF).
Total Debt / Unit ($)	Sum of Cut-off Date TLAB Commitment Balance ($), Mortgage Debt ($) and Subordinate Debt ($) divided by Number of Units.
Total Debt / Net Rentable Area ($)	Sum of Cut-off Date TLAB Commitment Balance ($), Mortgage Debt ($) and Subordinate Debt ($) divided by Net Rentable Area (SF).
TLAB to Value	Cut-off Date TLAB Commitment Balance ($) divided by Property Appraised Value (As Stabilized) ($).
TLAB to Cost	Cut-off Date TLAB Commitment Balance ($) divided by Property Cost ($).
Total Debt to Value	Sum of Cut-off Date TLAB Commitment Balance ($), Mortgage Debt ($) and Subordinate Debt ($) divided by Property Appraised Value (As Stabilized) ($).
Total Debt to Cost	Sum of Cut-off Date TLAB Commitment Balance ($), Mortgage Debt ($) and Subordinate Debt ($) divided by Property Cost ($).
TLAB Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Cut-off Date TLAB Commitment Balance ($).
Total Debt Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the sum of Cut-off Date TLAB Commitment Balance ($), Mortgage Debt ($) and Subordinate Debt ($).

B-2

ATTACHMENT C
INSTRUCTIONS
1.
For those Compared Attributes with the source document indicated as “Provided by Company” we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Property Type”, we were instructed by the Company to use ‘Multifamily’ as the value for the Compared Attribute for the Properties with TLAB Name equal to “Carmel Midtown” and “Federal Village”.

C-1